Consolidated Statements of Stockholders' Equity (Deficiency) - USD ($)	Common Stock [Member]	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total
Begining balance at Dec. 31, 2013	$ 16,692	$ 9,089,324		$ (9,511,237)	$ (405,221)
Begining balance (in shares) at Dec. 31, 2013	16,692,093
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense		659,435			659,435
Conversion of convertible promissory notes	$ 3,231	684,423			687,654
Conversion of convertible promissory notes (in shares)	3,230,869
Proceeds from issuance of common stock in PPO, net of issuance costs	$ 21,549	18,233,895			18,255,444
Proceeds from issuance of common stock in PPO, net of issuance costs (in shares)	21,549,510
Derivative liability for warrants issued to PPO and Agent		(16,261,784)			(16,261,784)
Shares issued to placement agents	$ 150	$ (150)
Shares issued to placement agents (in shares)	150,000
Recapitalization for reverse merger	5,498	(5,498)
Recapitalization for reverse merger (in shares)	$ 5,497,800
Exchange of Series B convertible preferred stock into common stock	$ 2,778	$ 1,595,082			1,597,860
Exchange of Series B convertible preferred stock into common stock (in shares)	2,777,687
Issuance of common stock to pre-merger share holders	$ 1,691	1,688,967			1,690,658
Issuance of common stock to pre-merger share holders ( in shares)	1,690,658
Beneficial conversion feature associated with convertible promissory note		281,558			281,558
Unrealized holding losses on available-for-sale securities			$ (9,777)		(9,777)
Net loss				(8,179,410)	(8,179,410)
Ending balance at Dec. 31, 2014	$ 51,589	15,965,252	(9,777)	(17,690,647)	(1,683,583)
Ending balance (in shares) at Dec. 31, 2014	51,588,617
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense		827,184			827,184
Reclassification for loss included in net income			19,097		19,097
Exercise of stock options	$ 125	29,550			$ 29,675
Exercise of stock options (in shares)	124,906				(124,906)
Unrealized holding losses on available-for-sale securities			$ (9,320)		$ (9,320)
Issuance of restricted stock	$ 219	(219)
Issuance of restricted stock (in shares)	219,048
Net loss				3,290,004	3,290,004
Ending balance at Dec. 31, 2015	$ 51,933	$ 16,821,767		$ (14,400,643)	$ 2,473,057
Ending balance (in shares) at Dec. 31, 2015	51,932,571
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)
Unrealized holding losses on available-for-sale securities
Net loss					(4,163,459)
Ending balance at Sep. 30, 2016					$ (807,104)